Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 128,411	$ 202,402
Restricted cash	1,026	677
Marketable securities	35,753	8,428
Trade accounts receivable, net	37,957	49,079
Related party receivables	12,835	5,095
Other receivables	18,058	19,416
Inventories	45,293	37,702
Voyages in progress	31,569	45,338
Prepaid expenses and accrued income	7,701	5,741
Investment in finance lease	9,977	9,745
Other current assets	3	3
Total current assets	328,583	383,626
Long term assets
Newbuildings	162,221	308,324
Vessels and equipment, net	2,042,112	1,477,395
Vessels and equipment under capital lease, net	435,346	536,433
Investment in finance lease	25,910	30,908
Goodwill	225,273	225,273
Other long term assets	1,627	4,358
Total assets	3,221,072	2,966,317
Current liabilities
Short-term debt and current portion of long-term debt	89,770	67,365
Current portion of obligations under capital leases	44,406	56,505
Related party payables	13,029	18,103
Trade accounts payable	7,747	4,325
Accrued expenses	33,750	26,159
Other current liabilities	8,744	10,292
Total current liabilities	197,446	182,749
Long-term debt	1,275,034	914,592
Obligations under capital leases	285,926	366,095
Other long-term liabilities	3,213	3,112
Total liabilities	1,761,619	1,466,548
Commitments and contingencies
Equity
Share capital (169,809,324 shares, par value $1.00)	169,809	169,809
Additional paid in capital	196,722	195,304
Contributed surplus	1,090,376	1,099,680
Accumulated other comprehensive loss	2,555	739
Retained earnings	0	34,069
Total equity attributable to the Company	1,459,462	1,499,601
Non-controlling interest	(9)	168
Total equity	1,459,453	1,499,769
Total liabilities and equity	$ 3,221,072	$ 2,966,317